Exhibit 99.6

 Schedule 1 - Data Integrity Report

MORGAN STANLEY CAPITAL I INC. ABS-15G

Loan Count:	1
Fields Reviewed	Count	Percentage
No Discrepancies	0	0.00%

Loan Count:	1
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data